Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,428	$2,403	$25	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	16	—	16	—
Foreign exchange contracts	141	—	141	—
Liabilities:
Derivatives
Foreign exchange contracts	189	—	189	—

(1)
Includes $2,403 million of money market funds and $25 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

		Fair Value Measurements Using
	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,618	$2,591	$27	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	15	—	15	—
Foreign exchange contracts	159	—	159	—
Liabilities:
Derivatives
Foreign exchange contracts	158	—	158	—

(1)
Includes $2,591 million of money market funds and $27 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

Schedule of changes in the Level 3 fair-value category

	Fair Value Measurements Using Level 3 Inputs
	Other Investments	Guarantees

Balance at January 1, 2010	100	(4)
Total gains (losses):
Included in earnings	—	4
Included in other comprehensive income	—	—
Purchases and sales	(1)	—
Transfers (1)	(87	—

Balance at December 31, 2010	$12	$—

Total gains (losses):
Included in earnings	—	—
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	—
Transfers (1)	—	—

Balance at December 31, 2011	$12	$—

(1)
Transfers represent the removal of the investment in PEPS I preferred stock as a result of consolidating PEPS I on January 1, 2010.

Schedule of financial instruments where the carrying amounts and fair values differ

As of December 31	2011		2010

	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term debt	$4,155	$4,494	$4,014	$4,172